Employee Benefit Plan, Master Trust (Financial Position of Master Trust) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-022 [Master Trust]
Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 34,518,159
EBP-43-1301883-009 [ARSP]
Net Asset Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit	45,745,042	$ 43,121,795
EBP-43-1301883-011 [PRRSP]
Net Asset Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit	$ 109,758	$ 99,901